Consolidated Statements of Changes in Stockholders’ Deficit - USD ($)	Class A Common Stock	Class B Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at Dec. 31, 2020		$ 431	$ 24,569	$ (4,713)	$ 20,287
Balance (in Shares) at Dec. 31, 2020		4,312,500
Issuance of 189,750 representative shares to underwriters	$ 19		1,442,081		1,442,100
Issuance of 189,750 representative shares to underwriters (in Shares)	189,750
Excess of fair value of Anchor Shares			6,265,215		6,265,215
Fair value of 12,937,500 Public Warrants net of allocated offering costs			11,627,801		11,627,801
Proceeds of 6,675,000 Private Placement Warrants net of allocated offering costs			6,366,396		6,366,396
Reclassification of over-allotment Liability to Equity			180,000		180,000
Measurement adjustment of Class A common stock subject to possible redemption			(25,906,062)	(5,066,889)	(30,972,951)
Net loss				(474,585)	(474,585)
Balance at Dec. 31, 2021	$ 19	$ 431		(5,546,187)	(5,545,737)
Balance (in Shares) at Dec. 31, 2021	189,750	4,312,500
Waived deferred underwriting fee payable			1,725,000		1,725,000
Conversion of Class B shares to Class A shares	$ 349	$ (349)
Conversion of Class B shares to Class A shares (in Shares)	3,487,500	(3,487,500)
Remeasurement adjustment of Class A common stock subject to possible redemption			(1,725,000)	(1,628,871)	(3,353,871)
Net loss				(3,698,144)	(3,698,144)
Balance at Dec. 31, 2022	$ 368	$ 82		$ (10,873,202)	$ (10,872,752)
Balance (in Shares) at Dec. 31, 2022	3,677,250	825,000			17,172,959